Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity - Parent Company [Member] - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance		$ 12,919,722	$ 7,037,565	$ 3,605,394
Issuance of additional shares			3,672,571
Acquisition of Non-controlling interests		805,084
Net income		4,267,542	2,435,821	3,584,514
Foreign currency translation adjustment		1,335,757	(226,235)	(152,343)
Balance		$ 19,328,105	$ 12,919,722	$ 7,037,565
Ordinary shares [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance (in Shares)	[1]	16,784,911	13,425,911	13,425,911
Balance		$ 16,785	$ 13,426	$ 13,426
Issuance of additional shares (in Shares)	[1]		3,359,000
Issuance of additional shares			$ 3,359
Acquisition of Non-controlling interests (in Shares)	[1]	1,065,089
Acquisition of Non-controlling interests		$ 1,065
Net income
Foreign currency translation adjustment
Balance (in Shares)	[1]	17,850,000	16,784,911	13,425,911
Balance		$ 17,850	$ 16,785	$ 13,426
Subscription receivable [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance		(15,441)	(13,426)	(13,426)
Issuance of additional shares			(2,015)
Net income
Foreign currency translation adjustment
Balance		(15,441)	(15,441)	(13,426)
Additional paid-in capital [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance		5,813,745	2,142,518	2,142,518
Issuance of additional shares			3,671,227
Acquisition of Non-controlling interests		829,373
Net income
Foreign currency translation adjustment
Balance		6,643,118	5,813,745	2,142,518
Retained earnings [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance		7,472,214	5,036,393	1,451,879
Issuance of additional shares
Acquisition of Non-controlling interests
Net income		4,267,542	2,435,821	3,584,514
Foreign currency translation adjustment
Balance		11,739,756	7,472,214	5,036,393
Accumulated other comprehensive (loss) income [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance		(367,581)	(141,346)	10,997
Issuance of additional shares
Acquisition of Non-controlling interests		(25,354)
Net income
Foreign currency translation adjustment		1,335,757	(226,235)	(152,343)
Balance		$ 942,822	$ (367,581)	$ (141,346)

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).